UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
 THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
  August 17, 2015       to       September 15, 2015

Commission File Number of Issuing entity:                                                                                                  001-32848

STRATS TRUST FOR GOLDMAN SACHS GROUP SECURITIES, SERIES 2006-2
 (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:                                                                                                                001-31818

     Synthetic Fixed-Income Securities, Inc.
 (Exact name of depositor as specified in its charter)

    Synthetic Fixed-Income Securities, Inc.
 (Exact name of sponsor as specified in its charter)

                           New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

          52-2316399
(I.R.S. Employer Identification No.)

301 S. College Street Charlotte, NC	28288
(Address of principal executive offices of issuing entity)	(Zip Code)

              (212) 214-6277
(Telephone number, including area code)

              No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
STRATS Certificates, Series 2006-2	x			New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
YES      X              NO

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 15, 2015, a distribution in respect of the September 15, 2015 scheduled distribution date was made to holders of the STRATS Certificates, Series 2006-2.  Attached as Exhibit 99.1 is the Trustee’s Distribution Statement for the September 15, 2015 scheduled distribution date, prepared by The Bank of New York Mellon (formerly known as The Bank of New York), as trustee.

The record date for the Distribution Date was September 14, 2015 and the Collection Period for the Distribution Date was the period from but excluding August 17, 2015 through and including September 15, 2015.

PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS.

None.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

None.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

None.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

The Goldman Sachs Group Inc., the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the “Exchange Act”).  For information on The Goldman Sachs Group Inc. please see its periodic and current reports filed with the Securities and Exchange Commission (the “Commission”) under its Exchange Act file number, 001-14965.  The Commission maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or “EDGAR.”  Periodic and current reports and other information required to be filed pursuant to the Exchange Act by The Goldman Sachs Group, Inc. may be accessed on this site.  Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein.  Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports.  There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

None.

ITEM 8 - OTHER INFORMATION.

None.

ITEM 9 - EXHIBITS.

(a) Documents filed as part of this report.

Exhibit 99.1  Trustee’s Distribution Statement for the September 15, 2015 scheduled distribution date.

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1  Trustee’s Distribution Statement for the September 15, 2015 scheduled distribution date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

STRATS TRUST FOR GOLDMAN SACHS GROUP SECURITIES, SERIES 2006-2
(Issuing Entity)

Synthetic Fixed-Income Securities, Inc.
(Depositor)

Date: September 15, 2015

	By:	/s/ Barbara Garafalo
	Name:	Barbara Garafalo
	Title:	Vice President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Trustee’s Distribution Statement for the September 15, 2015 scheduled distribution date.